Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	RMB INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
Class A, C Prospectus | RMB Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBHX
Class A, C Prospectus | RMB Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBJX
Class A, C Prospectus | RMB Mendon Financial Services Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBKX
Class A, C Prospectus | RMB Mendon Financial Services Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBNX
Class A, C Prospectus | RMB Mendon Financial Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBFX
Class A, C Prospectus | RMB Mendon Financial Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBCX
Class I Prospectus | RMB Mendon Financial Long/Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMBIX